Contingencies - Summary of Contingent Consideration Business Combination (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Contingent Consideration Business Combination [Line Items]
Additions (Note 14)	$ 5,250
Accretion	214
Balance	5,464
Less: current portion (fully earned)	(750)
Long term portion	4,714
Cannex Capital Holdings Inc [member] | One Of Medicine [member]
Disclosure Of Contingent Consideration Business Combination [Line Items]
Additions (Note 14)	3,750
Accretion	214
Balance	3,964
Long term portion	3,964
Cannex Capital Holdings Inc [member] | Pure Ratios [member]
Disclosure Of Contingent Consideration Business Combination [Line Items]
Additions (Note 14)	1,500
Balance	1,500
Less: current portion (fully earned)	(750)
Long term portion	$ 750